Loans and advances to customers - Movement in loss provision (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers combining those at amortised cost and those at fair value through other comprehensive income		€ 706	$ 757
Impairment at beginning of year		(191,124)		€ (199,351)
Impairment at end of year		(184,596)		(191,124)		€ (199,351)
Debt instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year		(191,124)		(199,351)
Impairment at end of year		(184,596)		(191,124)		(199,351)
Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year		(882,921)		(848,915)
Impairment at end of year				(882,921)		(848,915)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year		635		730
Impairment at end of year		474		635		730
Accumulated impairment | Debt instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year		635		730		498
Impairment loss (reversal of impairment loss) recognised in profit or loss		(170)	43	43	$ 348	348
Impairment loss recognised in profit or loss		77		138		386
Reversal of impairment loss recognised in profit or loss		(247)		(95)		(38)
Exchange differences and other		9		(112)		(116)
Impairment at end of year		474		635		730
Accumulated impairment | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year		23,307		23,934		24,393
Impairment loss (reversal of impairment loss) recognised in profit or loss		11,108		10,501		10,513
Impairment loss recognised in profit or loss		19,192		17,850		19,006
Reversal of impairment loss recognised in profit or loss		(8,084)		(7,349)		(8,493)
Write-off of impaired balances against recorded impairment allowance		(12,593)		(12,673)		(13,522)
Exchange differences and other		420		(457)		2,550
Impairment at end of year		22,242		23,307		23,934
Loans and receivables, category
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss | $	$ 9,352		8,986		9,241
Loans and receivables, category | Debt instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reversal of impairment loss recognised in profit or loss | $			$ (1,558)		$ (1,620)
Loans and receivables, category | Accumulated impairment | Debt instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss						348
Financial assets at amortised cost, category | Debt instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reversal of impairment loss recognised in profit or loss		(1,586)
Financial assets at amortised cost, category | Accumulated impairment | Debt instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		(176)		43
Financial assets at amortised cost, category | Accumulated impairment | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year		23,307		25,935
Write-off of impaired balances against recorded impairment allowance		(12,593)		(12,673)
Exchange differences and other		420		(455)
Impairment at end of year		22,242		23,307		25,935
Individually calculated | Accumulated impairment | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year		4,905		5,311
Impairment at end of year		3,555		4,905		5,311
Collective calculated | Accumulated impairment | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year		18,402		18,623
Impairment at end of year		18,687		18,402		18,623
Financial instruments credit-impaired | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchange differences and other		(163)		387		798
Financial instruments credit-impaired | Accumulated impairment | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year		14,906		16,207
Impairment at end of year		13,933		14,906		16,207
Financial instruments not credit-impaired | Accumulated impairment | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year		8,401		7,727
Impairment at end of year		€ 8,309		€ 8,401		€ 7,727